Income Taxes - Schedule of Total Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Federal
Current	$ 4,453
Deferred	(45,999)	(356,333)
State
Current
Deferred
Change in valuation allowance	45,999	356,333
Total provision for income taxes	$ 4,453